UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21820
Investment Company Act File Number
Eaton Vance Credit Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
April 30
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certification

Item 1. Schedule of Investments

Eaton Vance Credit Opportunities Fund	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 117.7%(1)

Principal
Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 1.0%
		Avio Holding Spa
EUR	700,000	Term Loan – Second Lien, 6.02%, Maturing June 13, 2015	$321,167
		DAE Aviation Holdings, Inc.
	100,532	Term Loan, 4.42%, Maturing July 31, 2014	47,753
	99,104	Term Loan, 4.92%, Maturing July 31, 2014	47,074
		Evergreen International Aviation
	1,748	Term Loan, 9.00%, Maturing October 31, 2011	1,023

			$417,017

Air Transport — 0.3%
		Delta Air Lines, Inc.
	270,875	Term Loan – Second Lien, 3.69%, Maturing April 30, 2014	$137,662

			$137,662

Automotive — 4.4%
		Dayco Products, LLC
	988,178	Term Loan – Second Lien, 10.39%, Maturing December 31, 2011	$72,466
		Delphi Corp.
	907,572	DIP Loan, 0.00%, Maturing June 30, 2009(2)	179,750
	92,430	DIP Loan, 9.50%, Maturing June 30, 2009	18,306
		Federal-Mogul Corp.
	307,669	Term Loan, 2.36%, Maturing December 27, 2014	147,681
	238,196	Term Loan, 2.30%, Maturing December 27, 2015	114,334
		HLI Operating Co., Inc.
EUR	21,818	Term Loan, 5.25%, Maturing May 30, 2014	12,012
EUR	373,455	Term Loan, 7.22%, Maturing May 30, 2014	253,431
		Keystone Automotive Operations, Inc.
	190,181	Term Loan, 4.71%, Maturing January 12, 2012	78,449
		TriMas Corp.
	281,250	Term Loan, 4.45%, Maturing August 2, 2011	171,562

Principal
Amount*		Borrower/Tranche Description	Value
	1,191,328	Term Loan, 3.04%, Maturing August 2, 2013	$726,710

			$1,774,701

Beverage and Tobacco — 1.6%
		Culligan International Co.
EUR	1,000,000	Term Loan – Second Lien, 8.03%, Maturing May 31, 2013	$344,107
		Liberator Midco Ltd.
GBP	373,782	Term Loan, 9.59%, Maturing October 27, 2016(6)	323,657

			$667,764

Building and Development — 5.0%
		Hovstone Holdings, LLC
	441,176	Term Loan, 4.83%, Maturing July 1, 2009	$238,147
		LNR Property Corp.
	880,000	Term Loan, 6.69%, Maturing July 3, 2011	473,733
		Metroflag BP, LLC
	1,000,000	Term Loan – Second Lien, 0.00%, Maturing June 30, 2009(2)	75,000
		Panolam Industries Holdings, Inc.
	1,350,698	Term Loan, 3.16%, Maturing September 30, 2012	796,912
		Re/Max International, Inc.
	491,429	Term Loan, 8.22%, Maturing December 17, 2012	346,457
		Shea Capital I, LLC
	117,149	Term Loan, 3.62%, Maturing October 27, 2011	55,646
		United Subcontractors, Inc.
	1,010,978	Term Loan – Second Lien, 11.69%, Maturing June 27, 2013(3)(6)	40,439

			$2,026,334

Business Equipment and Services — 5.2%
		Mitchell International, Inc.
	1,000,000	Term Loan – Second Lien, 6.75%, Maturing March 28, 2015	$590,000
		N.E.W. Holdings I, LLC
	981,955	Term Loan, 4.24%, Maturing May 22, 2014	615,359
		Sabre, Inc.
	1,000,000	Term Loan, 2.88%, Maturing September 30, 2014	458,125
		Sitel (Client Logic)
	227,665	Term Loan, 6.58%, Maturing January 29, 2014	141,152
		TDS Investor Corp.
	444,663	Term Loan, 3.04%, Maturing August 23, 2013	257,905
	89,222	Term Loan, 3.71%, Maturing August 23, 2013	51,749

			$2,114,290

Cable and Satellite Television — 4.2%
		Cequel Communications, LLC
	1,328,399	Term Loan – Second Lien, 9.13%, Maturing May 5, 2014(6)	$632,318

Principal
Amount*		Borrower/Tranche Description	Value
		NTL Investment Holdings, Ltd.
GBP	1,000,000	Term Loan, 8.74%, Maturing March 30, 2013	$938,098
		ProSiebenSat.1 Media AG
EUR	336,798	Term Loan, 4.59%, Maturing March 2, 2015	42,405
EUR	336,798	Term Loan, 4.84%, Maturing March 2, 2016	42,405
EUR	477,734	Term Loan, 9.21%, Maturing March 2, 2017(6)	34,790
EUR	452,132	Term Loan – Second Lien, 5.96%, Maturing September 2, 2016	40,110

			$1,730,126

Chemicals and Plastics — 2.3%
		AZ Chem US, Inc.
	500,000	Term Loan – Second Lien, 5.92%, Maturing February 28, 2014	$274,375
		Foamex L.P.
	750,000	Term Loan – Second Lien, 5.84%, Maturing February 12, 2014	80,000
		INEOS Group
EUR	420,557	Term Loan, 9.78%, Maturing December 14, 2011	207,764
EUR	74,341	Term Loan, 9.78%, Maturing December 14, 2011	36,726
EUR	420,557	Term Loan, 10.28%, Maturing December 14, 2011	207,764
EUR	74,341	Term Loan, 10.28%, Maturing December 14, 2011	36,726
EUR	500,000	Term Loan – Second Lien, 8.46%, Maturing December 14, 2012	99,231

			$942,586

Conglomerates — 1.9%
		Doncasters (Dunde HoldCo 4 Ltd.)
GBP	500,000	Term Loan – Second Lien, 6.56%, Maturing January 13, 2016	$374,377
		RGIS Holdings, LLC
	328,333	Term Loan, 3.30%, Maturing April 30, 2014	231,885
	16,417	Term Loan, 3.96%, Maturing April 30, 2014	11,594
		Vertrue, Inc.
	197,500	Term Loan, 4.46%, Maturing August 16, 2014	143,681

			$761,537

Containers and Glass Products — 0.8%
		Consolidated Container Co.
	1,000,000	Term Loan – Second Lien, 5.86%, Maturing September 28, 2014	$260,625
		Tegrant Holding Corp.
	393,333	Term Loan – Second Lien, 6.96%, Maturing March 8, 2015	49,822

			$310,447

Principal
Amount*		Borrower/Tranche Description	Value
Cosmetics/Toiletries — 1.8%
		American Safety Razor Co.
	1,000,000	Term Loan – Second Lien, 6.66%, Maturing July 31, 2014	$665,000
		KIK Custom Products, Inc.
	500,000	Term Loan – Second Lien, 5.39%, Maturing November 30, 2014	80,000

			$745,000

Drugs — 1.6%
		Graceway Pharmaceuticals, LLC
	1,000,000	Term Loan, 9.71%, Maturing November 3, 2013	$250,000
	1,000,000	Term Loan – Second Lien, 7.96%, Maturing May 3, 2013	320,000
		Pharmaceutical Holdings Corp.
	100,826	Term Loan, 3.70%, Maturing January 30, 2012	84,190

			$654,190

Ecological Services and Equipment — 2.6%
		Cory Environmental Holdings
GBP	500,000	Term Loan – Second Lien, 8.06%, Maturing September 30, 2014	$443,745
		Kemble Water Structure, Ltd.
GBP	500,000	Term Loan, 10.16%, Maturing October 13, 2013	490,554
		Synagro Technologies, Inc.
	500,000	Term Loan – Second Lien, 5.12%, Maturing October 2, 2014	137,500

			$1,071,799

Electronics/Electrical — 3.0%
		Aspect Software, Inc.
	1,000,000	Term Loan – Second Lien, 9.19%, Maturing July 11, 2013	$280,000
		Infor Enterprise Solutions Holdings
	265,458	Term Loan, 4.21%, Maturing July 28, 2012	151,311
	647,211	Term Loan, 5.21%, Maturing July 28, 2012	381,855
	337,675	Term Loan, 5.21%, Maturing July 28, 2012	199,228
	366,667	Term Loan – Second Lien, 7.71%, Maturing March 2, 2014	78,833
	633,333	Term Loan – Second Lien, 7.71%, Maturing March 2, 2014	142,500

			$1,233,727

Farming/Agriculture — 3.1%
		BF Bolthouse HoldCo, LLC
	1,000,000	Term Loan – Second Lien, 5.91%, Maturing December 16, 2013	$612,500

Principal
Amount*		Borrower/Tranche Description	Value
		Central Garden & Pet Co.
	914,050	Term Loan, 1.89%, Maturing February 28, 2014	$631,837

			$1,244,337

Financial Intermediaries — 3.2%
		Citco III, Ltd.
	476,137	Term Loan, 3.58%, Maturing June 30, 2014	$304,728
		E.A. Viner International Co.
	571,950	Term Loan, 5.96%, Maturing July 31, 2013	328,871
		RJO Holdings Corp. (RJ O’Brien)
	1,486,212	Term Loan, 3.43%, Maturing July 31, 2014	691,089

			$1,324,688

Food Products — 4.3%
		Black Lion Beverages III B.V.
EUR	2,000,000	Term Loan – Second Lien, 9.49%, Maturing January 24, 2016	$1,286,802
		Provimi Group SA
EUR	24,182	Term Loan – Second Lien, 6.02%, Maturing June 28, 2015	11,611
	282,126	Term Loan – Second Lien, 2.45%, Maturing December 28, 2016(4)	105,797
EUR	697,446	Term Loan – Second Lien, 2.86%, Maturing December 28, 2016(4)	334,878

			$1,739,088

Food Service — 4.0%
		Aramark Corp.
	8	Term Loan, 3.33%, Maturing January 26, 2014	$7
		Buffets, Inc.
	332,565	DIP Loan, 19.00%, Maturing April 30, 2009	324,251
		OSI Restaurant Partners, LLC
	71,087	Term Loan, 4.35%, Maturing May 9, 2013	33,011
	842,382	Term Loan, 2.69%, Maturing May 9, 2014	391,181
		QCE Finance, LLC
	1,000,000	Term Loan – Second Lien, 7.22%, Maturing November 5, 2013	402,500
		Selecta
EUR	741,246	Term Loan – Second Lien, 7.04%, Maturing December 28, 2015	462,682

			$1,613,632

Food/Drug Retailers — 0.4%
		General Nutrition Centers, Inc.
	245,625	Term Loan, 3.71%, Maturing September 16, 2013	$168,253

			$168,253

Principal
Amount*		Borrower/Tranche Description	Value
Healthcare — 10.0%
		Bright Horizons Family Solutions, Inc.
	248,750	Term Loan, 7.50%, Maturing May 15, 2015	$170,083
		CB Diagnostics AB
EUR	518,519	Term Loan, 5.27%, Maturing September 9, 2015	445,650
EUR	481,481	Term Loan, 5.27%, Maturing September 9, 2016	413,818
		Concentra, Inc.
	1,000,000	Term Loan – Second Lien, 6.96%, Maturing June 25, 2015	220,000
		Dako EQT Project Delphi
	750,000	Term Loan – Second Lien, 5.21%, Maturing December 12, 2016	243,750
		Fenwal, Inc.
	750,000	Term Loan – Second Lien, 7.45%, Maturing August 28, 2014	262,500
		Physiotherapy Associates, Inc.
	500,000	Term Loan – Second Lien, 12.00%, Maturing June 27, 2014	225,000
		RadNet Management, Inc.
	2,000,000	Term Loan – Second Lien, 11.20%, Maturing November 15, 2013	1,250,000
		ReAble Therapeutics Finance, LLC
	376,106	Term Loan, 3.46%, Maturing November 16, 2013	325,332
		Viant Holdings, Inc.
	986,234	Term Loan, 3.71%, Maturing June 25, 2014	507,911

			$4,064,044

Home Furnishings — 2.8%
		Hunter Fan Co.
	500,000	Term Loan – Second Lien, 7.09%, Maturing April 16, 2014(3)	$145,000
		National Bedding Co., LLC
	1,500,000	Term Loan – Second Lien, 5.39%, Maturing August 31, 2012	544,999
		Oreck Corp.
	975,939	Term Loan, 4.93%, Maturing February 2, 2012(3)	381,592
		Simmons Co.
	1,000,000	Term Loan, 8.35%, Maturing February 15, 2012	60,000

			$1,131,591

Industrial Equipment — 5.5%
		CEVA Group PLC U.S.
	881,316	Term Loan, 3.39%, Maturing January 4, 2014	$509,694
	105,263	Term Loan, 4.46%, Maturing January 4, 2014	60,877
		EPD Holdings (Goodyear Engineering Products)
	1,000,000	Term Loan – Second Lien, 6.17%, Maturing July 13, 2015	210,000
		Generac Acquisition Corp.
	1,000,000	Term Loan – Second Lien, 6.44%, Maturing April 7, 2014	287,083

Principal
Amount*		Borrower/Tranche Description	Value
		John Maneely Co.
	851,283	Term Loan, 4.44%, Maturing December 8, 2013	$472,462
		Sequa Corp.
	397,522	Term Loan, 3.69%, Maturing November 30, 2014	249,047
		TFS Acquisition Corp.
	977,500	Term Loan, 4.96%, Maturing August 11, 2013	439,875

			$2,229,038

Insurance — 1.8%
		AmWINS Group, Inc.
	500,000	Term Loan – Second Lien, 5.84%, Maturing June 8, 2014	$162,500
		CCC Information Services Group, Inc.
	822,796	Term Loan, 3.72%, Maturing February 10, 2013	584,185

			$746,685

Leisure Goods/Activities/Movies — 11.9%
		AMF Bowling Worldwide, Inc.
	1,000,000	Term Loan – Second Lien, 8.44%, Maturing December 8, 2013	$150,000
		Bombardier Recreational Products
	911,392	Term Loan, 4.22%, Maturing June 28, 2013	430,633
		Butterfly Wendel US, Inc.
	239,830	Term Loan, 3.19%, Maturing June 22, 2013	155,590
	239,908	Term Loan, 2.69%, Maturing June 22, 2014	155,640
		Carmike Cinemas, Inc.
	1,944,585	Term Loan, 6.13%, Maturing May 19, 2012	1,484,366
		Deluxe Entertainment Services
	500,000	Term Loan – Second Lien, 7.46%, Maturing November 11, 2013	175,000
		Red Football Ltd.
GBP	1,500,000	Term Loan – Second Lien, 6.59%, Maturing August 16, 2016	1,130,376
		Revolution Studios Distribution Co., LLC
	371,581	Term Loan, 4.16%, Maturing December 21, 2014	245,243
	1,000,000	Term Loan – Second Lien, 7.41%, Maturing June 21, 2015	160,000
		Southwest Sports Group, LLC
	1,000,000	Term Loan, 4.00%, Maturing December 22, 2010	775,000

			$4,861,848

Lodging and Casinos — 2.4%
		Gala Electric Casinos, Ltd.
GBP	912,860	Term Loan, 7.50%, Maturing December 12, 2014	$746,346
		Herbst Gaming, Inc.
	987,437	Term Loan, 0.00%, Maturing December 2, 2011(2)	253,031

			$999,377

Principal
Amount*		Borrower/Tranche Description	Value
Nonferrous Metals/Minerals — 2.6%
		Euramax International, Inc.
	1,005,000	Term Loan – Second Lien, 11.00%, Maturing June 28, 2013	$201,000
		Murray Energy Corp.
	1,097,528	Term Loan – Third Lien, 10.67%, Maturing August 9, 2011(6)	878,023

			$1,079,023

Oil and Gas — 1.2%
		Dresser, Inc.
	1,000,000	Term Loan – Second Lien, 7.99%, Maturing May 4, 2015	$495,000

			$495,000

Publishing — 10.3%
		American Media Operations, Inc.
	1,461,653	Term Loan, 3.95%, Maturing January 31, 2013	$876,992
		GateHouse Media Operating, Inc.
	271,739	Term Loan, 2.57%, Maturing August 28, 2014	70,426
	728,261	Term Loan, 4.20%, Maturing August 28, 2014	188,741
		Hanley-Wood, LLC
	987,500	Term Loan, 2.66%, Maturing March 8, 2014	386,771
		Idearc, Inc.
	994,924	Term Loan, 3.42%, Maturing November 17, 2014	345,487
		Laureate Education, Inc.
	50,986	Term Loan, 4.41%, Maturing August 17, 2014	31,675
	340,704	Term Loan, 4.41%, Maturing August 17, 2014	211,663
		Local Insight Regatta Holdings, Inc.
	497,500	Term Loan, 7.75%, Maturing April 23, 2015	236,312
		Mediannuaire Holding
EUR	500,000	Term Loan – Second Lien, 6.66%, Maturing April 10, 2016	88,561
		Merrill Communications, LLC
	1,000,000	Term Loan – Second Lien, 8.70%, Maturing November 15, 2013	300,000
		Philadelphia Newspapers, LLC
	944,102	Term Loan, 0.00%, Maturing June 29, 2013(2)	157,351
		Source Interlink Companies, Inc.
	496,222	Term Loan, 5.45%, Maturing August 1, 2014	270,441
		Star Tribune Co. (The)
	246,875	Term Loan, 0.00%, Maturing March 5, 2014(2)	44,191
	750,000	Term Loan – Second Lien, 0.00%, Maturing March 5, 2014(2)	28,813
		Tribune Co.
	769,750	Term Loan, 0.00%, Maturing May 17, 2009(2)	216,300
	1,036,888	Term Loan, 0.00%, Maturing May 17, 2014(2)	229,412

Principal
Amount*		Borrower/Tranche Description	Value
		Xsys, Inc.
EUR	1,500,000	Term Loan – Second Lien, 7.29%, Maturing September 27, 2015	$518,562

			$4,201,698

Radio and Television — 5.7%
		CMP Susquehanna Corp.
	1,000,000	Term Loan, 2.69%, Maturing May 5, 2011(4)	$225,000
		Live Nation Worldwide, Inc.
	764,804	Term Loan, 4.71%, Maturing December 21, 2013	562,131
		NEP II, Inc.
	147,373	Term Loan, 2.66%, Maturing February 16, 2014	110,530
		Tyrol Acquisition 2 SAS
EUR	750,000	Term Loan – Second Lien, 5.02%, Maturing July 19, 2016	347,629
		Univision Communications, Inc.
	770,500	Term Loan – Second Lien, 2.91%, Maturing March 29, 2009	674,188
		Young Broadcasting, Inc.
	987,212	Term Loan, 5.24%, Maturing November 3, 2012	394,063

			$2,313,541

Retailers (Except Food and Drug) — 1.1%
		Educate, Inc.
	500,000	Term Loan – Second Lien, 6.71%, Maturing June 14, 2014	$125,000
		Orbitz Worldwide, Inc.
	266,625	Term Loan, 4.24%, Maturing July 25, 2014	118,648
		Oriental Trading Co., Inc.
	750,000	Term Loan – Second Lien, 6.41%, Maturing January 31, 2013	193,125

			$436,773

Steel — 1.9%
		Niagara Corp.
	1,479,969	Term Loan, 5.46%, Maturing June 29, 2014	$776,984

			$776,984

Surface Transport — 3.3%
		Gainey Corp.
	1,400,663	Term Loan, 0.00%, Maturing April 20, 2012(2)	$173,682
		Ozburn-Hessey Holding Co., LLC
	966,384	Term Loan, 4.16%, Maturing August 9, 2012	748,947
		Swift Transportation Co., Inc.
	500,000	Term Loan, 3.66%, Maturing May 10, 2012	228,334
	390,698	Term Loan, 5.49%, Maturing May 10, 2014	179,111

			$1,330,074

Principal
Amount*		Borrower/Tranche Description	Value
Telecommunications — 3.7%
		BCM Luxembourg, Ltd.
EUR	1,000,000	Term Loan – Second Lien, 6.02%, Maturing March 31, 2016	$632,375
		IPC Systems, Inc.
	1,000,000	Term Loan – Second Lien, 6.75%, Maturing May 31, 2015	191,667
		Palm, Inc.
	987,500	Term Loan, 3.91%, Maturing April 24, 2014	459,188
		Trilogy International Partners
	500,000	Term Loan, 4.96%, Maturing June 29, 2012	212,500

			$1,495,730

Utilities — 2.8%
		AEI Finance Holding, LLC
	116,022	Revolving Loan, 3.41%, Maturing March 30, 2012	$69,323
	827,227	Term Loan, 4.46%, Maturing March 30, 2014	494,268
		Electricinvest Holding Co.
GBP	300,000	Term Loan, 6.12%, Maturing October 24, 2012	298,354
EUR	297,885	Term Loan, 6.53%, Maturing October 24, 2012	261,744

			$1,123,689

Total Senior Floating-Rate Interests (identified cost $110,470,594)			$47,962,273

Corporate Bonds & Notes — 34.2%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.3%
	Alion Science and Technologies Corp.
$60	10.25%, 2/1/15	$24,000
	Bombardier, Inc.
65	8.00%, 11/15/14(5)	55,900
	Hawker Beechcraft Acquisition
65	9.75%, 4/1/17	12,025
	Vought Aircraft Industries, Inc., Sr. Notes
45	8.00%, 7/15/11	27,675

		$119,600

Automotive — 0.1%
	Allison Transmission, Inc.
$70	11.00%, 11/1/15(5)	$39,200
	Tenneco, Inc., Sr. Notes
30	8.125%, 11/15/15	10,500

		$49,700

Broadcast Radio and Television — 0.2%
	Warner Music Group, Sr. Sub. Notes
$60	7.375%, 4/15/14	$38,400
	XM Satellite Radio Holdings, Inc., Sr. Notes
125	13.00%, 8/1/13(5)	31,875

		$70,275

Principal
Amount
(000’s omitted)	Security	Value
Brokers/Dealers/Investment Houses — 0.1%
	Nuveen Investments, Inc., Sr. Notes
$80	10.50%, 11/15/15(5)	$22,400

		$22,400

Building and Development — 0.4%
	Interline Brands, Inc., Sr. Sub. Notes
$40	8.125%, 6/15/14	$32,200
	Panolam Industries International, Sr. Sub. Notes
175	10.75%, 10/1/13	70,875
	Ply Gem Industries, Inc., Sr. Notes
15	11.75%, 6/15/13	8,400
	Texas Industries Inc., Sr. Notes
75	7.25%, 7/15/13(5)	57,000

		$168,475

Business Equipment and Services — 3.5%
	Affinion Group, Inc.
$35	11.50%, 10/15/15	$22,925
	Education Management, LLC, Sr. Notes
80	8.75%, 6/1/14	68,600
	Education Management, LLC, Sr. Sub. Notes
585	10.25%, 6/1/16	488,475
	First Data Corp.
10	9.875%, 9/24/15	5,650
	MediMedia USA, Inc., Sr. Sub. Notes
100	11.375%, 11/15/14(5)	65,500
	Rental Service Corp.
215	9.50%, 12/1/14	137,062
	SunGard Data Systems, Inc., Sr. Notes
465	10.625%, 5/15/15(5)	388,275
	Ticketmaster, Sr. Notes
110	10.75%, 8/1/16(5)	66,550
	Travelport, LLC
160	9.875%, 9/1/14	64,000
	West Corp.
190	9.50%, 10/15/14	130,150

		$1,437,187

Cable and Satellite Television — 0.5%
	Cablevision Systems Corp., Sr. Notes, Series B
$30	8.00%, 4/15/12	$29,100
	Charter Communications, Inc., Sr. Notes
10	8.375%, 4/30/14(5)	8,350
95	10.875%, 9/15/14(5)	82,650
	Mediacom Broadband Group Corp., LLC, Sr. Notes
75	8.50%, 10/15/15	64,875
	National Cable PLC
20	8.75%, 4/15/14	17,100

		$202,075

Principal
Amount
(000’s omitted)	Security	Value
Chemicals and Plastics — 0.4%
	INEOS Group Holdings PLC, Sr. Sub. Notes
$155	8.50%, 2/15/16(5)	$8,525
	Reichhold Industries, Inc., Sr. Notes
225	9.00%, 8/15/14(5)	154,125

		$162,650

Clothing/Textiles — 2.1%
	Levi Strauss & Co., Sr. Notes
$335	9.75%, 1/15/15	$277,631
40	8.875%, 4/1/16	31,000
	Oxford Industries, Inc., Sr. Notes
635	8.875%, 6/1/11	479,425
	Perry Ellis International, Inc., Sr. Sub. Notes
105	8.875%, 9/15/13	63,525

		$851,581

Conglomerates — 0.2%
	RBS Global & Rexnord Corp.
$70	11.75%, 8/1/16	$45,850
75	8.875%, 9/1/16	52,875

		$98,725

Containers and Glass Products — 0.4%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$20	8.50%, 8/1/14	$13,225
	Pliant Corp.
243	11.625%, 6/15/09(2)(6)	124,042
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
190	8.00%, 3/15/17(2)	20,900
	Solo Cup Co.
15	8.50%, 2/15/14	10,125
	Stone Container Corp., Sr. Notes
30	8.375%, 7/1/12(2)	3,300

		$171,592

Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
$25	9.50%, 4/15/14	$19,375

		$19,375

Electronics/Electrical — 0.7%
	Advanced Micro Devices, Inc., Sr. Notes
$135	7.75%, 11/1/12	$44,887
	Amkor Technologies, Inc., Sr. Notes
25	7.125%, 3/15/11	17,969
30	7.75%, 5/15/13	17,512
105	9.25%, 6/1/16	58,800
	Avago Technologies Finance
65	10.125%, 12/1/13	52,975

Principal
Amount
(000’s omitted)	Security	Value
$110	11.875%, 12/1/15	$82,500

		$274,643

Equipment Leasing — 0.3%
	The Hertz Corp.
$15	8.875%, 1/1/14	$9,862
195	10.50%, 1/1/16	102,619

		$112,481

Financial Intermediaries — 0.2%
	Ford Motor Credit Co., Sr. Notes
$30	5.70%, 1/15/10	$25,422
40	7.875%, 6/15/10	33,050
10	9.875%, 8/10/11	7,439
	General Motors Acceptance Corp., Variable Rate
75	3.399%, 5/15/09	70,219

		$136,130

Food Products — 0.0%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$10	11.50%, 11/1/11	$8,650

		$8,650

Food Service — 0.2%
	Aramark Services, Inc.
$55	8.50%, 2/1/15	$53,762
	El Pollo Loco, Inc.
55	11.75%, 11/15/13	42,350

		$96,112

Food/Drug Retailers — 1.2%
	General Nutrition Center, Sr. Notes, Variable Rate
$335	7.584%, 3/15/14	$202,675
	General Nutrition Center, Sr. Sub. Notes
180	10.75%, 3/15/15	126,900
	Rite Aid Corp.
265	7.50%, 3/1/17	156,350

		$485,925

Forest Products — 0.9%
	Jefferson Smurfit Corp., Sr. Notes
$50	8.25%, 10/1/12(2)	$5,750
30	7.50%, 6/1/13(2)	3,750
	NewPage Corp.
720	10.00%, 5/1/12	280,800
225	12.00%, 5/1/13	55,125
	Verso Paper Holdings, LLC/Verso Paper, Inc.
130	11.375%, 8/1/16	37,050

		$382,475

Healthcare — 3.5%
	Accellent, Inc.
$45	10.50%, 12/1/13	$32,175
	Advanced Medical Optics, Inc., Sr. Sub. Notes
25	7.50%, 5/1/17	27,875

Principal
Amount
(000’s omitted)	Security	Value
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
$15	10.00%, 2/15/15	$15,150
	DJO Finance, LLC/DJO Finance Corp.
115	10.875%, 11/15/14	85,675
	HCA, Inc.
150	8.75%, 9/1/10	148,125
14	7.875%, 2/1/11	13,335
90	9.125%, 11/15/14	86,625
95	9.25%, 11/15/16	90,962
	MultiPlan Inc., Sr. Sub. Notes
1,035	10.375%, 4/15/16(5)	802,125
	National Mentor Holdings, Inc.
145	11.25%, 7/1/14	112,375
	US Oncology, Inc.
30	9.00%, 8/15/12	28,050

		$1,442,472

Industrial Equipment — 0.2%
	ESCO Corp., Sr. Notes
$65	8.625%, 12/15/13(5)	$51,025
	ESCO Corp., Sr. Notes, Variable Rate
65	5.871%, 12/15/13(5)	42,575

		$93,600

Insurance — 0.3%
	Alliant Holdings I, Inc.
$70	11.00%, 5/1/15(5)	$46,200
	Hub International Holdings
75	9.00%, 12/15/14(5)	51,000
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
60	6.024%, 11/15/14(5)	28,800

		$126,000

Leisure Goods/Activities/Movies — 2.9%
	AMC Entertainment, Inc.
$385	11.00%, 2/1/16	$331,100
	Marquee Holdings, Inc., Sr. Disc. Notes
1,215	9.505%, 8/15/14	789,750
	Royal Caribbean Cruises, Sr. Notes
55	7.00%, 6/15/13	34,925
20	6.875%, 12/1/13	12,100
15	7.25%, 6/15/16	8,625
30	7.25%, 3/15/18	18,150

		$1,194,650

Lodging and Casinos — 4.0%
	Buffalo Thunder Development Authority
$220	9.375%, 12/15/14(5)	$20,900
	CCM Merger, Inc.
95	8.00%, 8/1/13(5)	40,375
	Fontainebleau Las Vegas Casino, LLC
310	11.00%, 6/15/15(5)	35,650
	Host Hotels and Resorts, LP, Sr. Notes
145	6.75%, 6/1/16	116,725

Principal
Amount
(000’s omitted)	Security	Value
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
$105	11.00%, 11/1/12(5)	$56,700
	Inn of the Mountain Gods, Sr. Notes
40	12.00%, 11/15/10	8,200
	MGM Mirage, Inc.
15	7.50%, 6/1/16	8,175
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
55	8.00%, 4/1/12	33,550
110	7.125%, 8/15/14	61,600
1,125	6.875%, 2/15/15	607,500
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
10	8.25%, 3/15/12	9,200
95	7.50%, 6/15/15	69,350
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14(5)	49,280
	Scientific Games Corp.
30	7.875%, 6/15/16(5)	26,700
	Seminole Hard Rock Entertainment, Variable Rate
80	4.496%, 3/15/14(5)	38,400
	Tunica-Biloxi Gaming Authority, Sr. Notes
160	9.00%, 11/15/15(5)	122,400
	Waterford Gaming, LLC, Sr. Notes
202	8.625%, 9/15/14(5)	134,330
	Wynn Las Vegas, LLC
230	6.625%, 12/1/14	168,763

		$1,607,798

Nonferrous Metals/Minerals — 0.7%
	Aleris International, Inc., Sr. Notes
$195	9.00%, 12/15/14(2)	$12,675
	FMG Finance PTY, Ltd.
345	10.625%, 9/1/16(5)	225,975
	Freeport-McMoran Copper & Gold, Sr. Notes
50	8.375%, 4/1/17	41,557

		$280,207

Oil and Gas — 2.9%
	Allis-Chalmers Energy, Inc., Sr. Notes
$810	9.00%, 1/15/14	$433,350
	Cimarex Energy Co., Sr. Notes
55	7.125%, 5/1/17	47,850
	Clayton Williams Energy, Inc.
40	7.75%, 8/1/13	25,200
	Compton Pet Finance Corp.
90	7.625%, 12/1/13	35,550
	Denbury Resources, Inc., Sr. Sub. Notes
25	7.50%, 12/15/15	20,875
	Forbes Energy Services, Sr. Notes
170	11.00%, 2/15/15	102,850

Principal
Amount
(000’s omitted)	Security	Value
	OPTI Canada, Inc., Sr. Notes
$65	7.875%, 12/15/14	$29,250
75	8.25%, 12/15/14	34,875
	Petrohawk Energy Corp.
60	7.875%, 6/1/15(5)	50,550
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	40,950
	Plains Exploration & Production Co.
80	7.00%, 3/15/17	67,300
	Quicksilver Resources, Inc.
15	8.25%, 8/1/15	12,150
160	7.125%, 4/1/16	111,200
	SemGroup L.P., Sr. Notes
145	8.75%, 11/15/15(2)(5)	5,800
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	24,300
	Stewart & Stevenson, LLC, Sr. Notes
220	10.00%, 7/15/14	139,700

		$1,181,750

Publishing — 1.7%
	Dex Media West/Finance, Series B
$45	9.875%, 8/15/13	$13,163
	Harland Clarke Holdings
20	9.50%, 5/15/15	8,900
	Laureate Education, Inc.
50	10.00%, 8/15/15(5)	33,000
452	10.25%, 8/15/15(5)(6)	250,599
	Local Insight Regatta Holdings, Inc.
60	11.00%, 12/1/17	15,300
	Nielsen Finance, LLC
345	10.00%, 8/1/14	307,050
75	12.50%, (0.00% until 2011), 8/1/16	30,750
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
205	9.00%, 2/15/17	19,731

		$678,493

Rail Industries — 0.1%
	American Railcar Industry, Sr. Notes
$80	7.50%, 3/1/14	$56,000

		$56,000

Retailers (Except Food and Drug) — 3.1%
	Amscan Holdings, Inc., Sr. Sub. Notes
$225	8.75%, 5/1/14	$135,000
	Neiman Marcus Group, Inc.
905	9.00%, 10/15/15	407,250
585	10.375%, 10/15/15	269,100
	Sally Holdings, LLC
5	9.25%, 11/15/14	4,625
	Sally Holdings, LLC, Sr. Notes
270	10.50%, 11/15/16	224,100

Principal
Amount
(000’s omitted)	Security	Value
	Toys “R” Us
$115	7.375%, 10/15/18	$41,400
	Yankee Acquisition Corp., Series B
347	8.50%, 2/15/15	168,295

		$1,249,770

Steel — 0.3%
	RathGibson, Inc., Sr. Notes
$10	11.25%, 2/15/14	$2,250
	Steel Dynamics, Inc., Sr. Notes
140	7.375%, 11/1/12	126,700

		$128,950

Surface Transport — 0.3%
	CEVA Group, PLC, Sr. Notes
$135	10.00%, 9/1/14(5)	$100,575

		$100,575

Telecommunications — 1.6%
	Digicel Group, Ltd., Sr. Notes
$110	9.25%, 9/1/12(5)	$97,350
30	9.125%, 1/15/15(5)	20,700
	Intelsat Bermuda, Ltd.
375	11.25%, 6/15/16	360,469
	Nortel Networks, Ltd.
65	10.75%, 7/15/16(2)	10,888
205	10.75%, 7/15/16(2)(5)	34,338
	Windstream Corp., Sr. Notes
95	8.125%, 8/1/13	94,050
30	8.625%, 8/1/16	29,700

		$647,495

Utilities — 0.7%
	AES Corp.
$35	8.00%, 10/15/17	$33,075
	Edison Mission Energy, Sr. Notes
15	7.50%, 6/15/13	14,475
	NRG Energy, Inc.
65	7.25%, 2/1/14	62,238
165	7.375%, 1/15/17	155,100
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	8,225

		$273,113

Total Corporate Bonds & Notes (identified cost $22,015,501)		$13,930,924

Asset Backed Securities — 0.6%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Comstock Funding Ltd., Series 2006-1A, Class D, 6.899%, 5/30/20(5)(9)	$223,400

Total Asset Backed Securities (identified cost $1,440,000)		$223,400

Common Stocks — 0.0%

Shares	Security	Value
Cable/Satellite TV — 0.0%
29	Time Warner Cable, Inc., Class A(7)	$540

		$540

Total Common Stocks (identified cost $0)		$540

Preferred Stocks — 0.1%

Units	Security	Value
204	Fontainebleau Resorts LLC(3)(6)(8)	$44,918

Total Preferred Stocks (identified cost $204,170)		$44,918

Miscellaneous — 0.0%

Shares	Security	Value
290,298	Adelphia Recovery Trust(7)	$4,717
300,000	Adelphia, Inc., Escrow Certificate(7)	6,000

Total Miscellaneous (identified cost $299,250)		$10,717

Short-Term Investments — 5.7%

Interest
(000’s omitted)	Description	Value
$2,310	Cash Management Portfolio, 0.23%(10)	$2,310,453

Total Short-Term Investments (identified cost $2,310,453)		$2,310,453

Total Investments — 158.3% (identified cost $136,739,968)		$64,483,225

Less Unfunded Loan Commitments — (1.6)%		$(636,439)

Net Investments — 156.7% (identified cost $136,103,529)		$63,846,786

Other Assets, Less Liabilities — 9.8%		$3,973,262

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.5)%		$(27,077,732)

Net Assets Applicable to Common Shares — 100.0%		$40,742,316

DIP	- Debtor in Possession

EUR	- Euro

GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $3,569,097 or 8.8% of the Fund’s net assets.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(7)	Non-income producing security.

(8)	Restricted security.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $38,590.

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
02/27/09	British Pound Sterling	United States Dollar
	3,232,897	4,581,661	$(101,679)
02/27/09	Euro	United States Dollar
	5,061,898	6,629,466	150,598

			$48,919

At January 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,213,616

Gross unrealized appreciation	$105,683
Gross unrealized depreciation	(72,472,513)

Net unrealized depreciation	$(72,366,830)

Restricted Securities
At January 31, 2009, the Fund owned the following security (representing 0.1% of net assets applicable to common shares) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Units	Cost	Value
Preferred Stocks
Fontainebleau Resorts LLC	6/1/07	204	$204,170	$44,918

Total Restricted Securities			$204,170	$44,918

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective May 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$2,316,993	$—
Level 2	Other Significant Observable Inputs	60,917,844	48,919
Level 3	Significant Unobservable Inputs	611,949	—

Total		$63,846,786	$48,919

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of April 30, 2008	$1,105,998
Realized gains (losses)	147
Change in net unrealized appreciation (depreciation)	(659,835)
Net purchases (sales)	17,692
Accrued discount (premium)	2,947
Net transfers to (from) level 3	145,000

Balance as of January 31, 2009	$611,949

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. There factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Fund’s policy regarding the valuation of other investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Credit Opportunities Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009